First Trust Preferred Securities and Income Fund
Portfolio of Investments
July 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 21.3%
	Banks – 5.0%
33,425	Bank of America Corp., Series HH	5.88%	(a)	$920,190
30,000	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	6.64%	10/30/40	810,000
4,393	Citigroup, Inc., Series K (c)	6.88%	(a)	123,004
11,880	Citizens Financial Group, Inc., Series E	5.00%	(a)	294,743
51,350	Fifth Third Bancorp, Series A	6.00%	(a)	1,376,180
8,906	First Citizens BancShares, Inc., Series A	5.38%	(a)	224,877
13,485	First Midwest Bancorp, Inc., Series A	7.00%	(a)	340,361
131,000	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b)	6.18%	02/15/40	3,153,170
22,556	JPMorgan Chase & Co., Series DD	5.75%	(a)	628,861
3,252	KeyCorp, Series F	5.65%	(a)	87,576
14,842	KeyCorp, Series G	5.63%	(a)	406,819
36,673	People’s United Financial, Inc., Series A (c)	5.63%	(a)	976,235
25,371	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	659,646
3,598	Regions Financial Corp., Series B (c)	6.38%	(a)	98,549
25,837	Truist Financial Corp., Series O	5.25%	(a)	693,724
8,440	Truist Financial Corp., Series R	4.75%	(a)	212,688
987	US Bancorp, Series K	5.50%	(a)	27,133
29,288	Valley National Bancorp, Series B (c)	5.50%	(a)	685,046
1,709	Wells Fargo & Co., Series O	5.13%	(a)	43,067
184	Wells Fargo & Co., Series P	5.25%	(a)	4,635
36,875	Wells Fargo & Co., Series X	5.50%	(a)	940,313
15,542	Wells Fargo & Co., Series Y	5.63%	(a)	403,004
1,070	Wintrust Financial Corp., Series D (c)	6.50%	(a)	27,660
38,472	Wintrust Financial Corp., Series E (c)	6.88%	(a)	992,962
				14,130,443
	Capital Markets – 1.2%
21,896	Affiliated Managers Group, Inc.	5.88%	03/30/59	609,147
7,453	Apollo Global Management, Inc., Series A	6.38%	(a)	200,336
36,809	Apollo Global Management, Inc., Series B	6.38%	(a)	1,013,352
15,271	Morgan Stanley, Series F (c)	6.88%	(a)	438,278
4,968	Morgan Stanley, Series K (c)	5.85%	(a)	142,134
6,947	Oaktree Capital Group LLC, Series A	6.63%	(a)	188,403
20,636	Oaktree Capital Group LLC, Series B	6.55%	(a)	554,696
11,038	State Street Corp., Series G (c)	5.35%	(a)	313,479
				3,459,825
	Consumer Finance – 0.7%
5,717	Capital One Financial Corp., Series F	6.20%	(a)	146,641
2,877	Capital One Financial Corp., Series H	6.00%	(a)	76,385
42,434	Capital One Financial Corp., Series I	5.00%	(a)	1,060,001
27,015	Capital One Financial Corp., Series J	4.80%	(a)	636,203
				1,919,230
	Diversified Financial Services – 0.6%
28,138	Equitable Holdings, Inc., Series A	5.25%	(a)	691,914
32,811	National Rural Utilities Cooperative Finance Corp.	5.50%	05/15/64	886,225
				1,578,139
	Diversified Telecommunication Services – 0.6%
50,278	AT&T, Inc., Series C	4.75%	(a)	1,260,972
7,142	Qwest Corp.	6.63%	09/15/55	177,193
5,477	Qwest Corp.	6.75%	06/15/57	139,171
				1,577,336

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Equity Real Estate Investment Trusts – 0.9%
14,233	Digital Realty Trust, Inc., Series K	5.85%	(a)	$388,561
27,735	Digital Realty Trust, Inc., Series L	5.20%	(a)	744,685
1,205	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (d)	6.00%	(a)	28,751
23,390	Global Net Lease, Inc., Series A	7.25%	(a)	578,435
1,887	National Storage Affiliates Trust, Series A	6.00%	(a)	50,609
27,365	Public Storage, Series L	4.63%	(a)	716,142
				2,507,183
	Food Products – 1.0%
11,000	CHS, Inc., Series 1	7.88%	(a)	301,400
93,791	CHS, Inc., Series 2 (c)	7.10%	(a)	2,363,533
3,016	CHS, Inc., Series 3 (c)	6.75%	(a)	75,702
6,575	CHS, Inc., Series 4	7.50%	(a)	179,300
				2,919,935
	Gas Utilities – 0.3%
24,497	South Jersey Industries, Inc.	5.63%	09/16/79	633,003
4,838	Spire, Inc., Series A	5.90%	(a)	132,077
				765,080
	Independent Power & Renewable Electricity Producers – 0.2%
22,738	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	582,775
	Insurance – 5.8%
74,601	Aegon Funding Co., LLC	5.10%	12/15/49	1,870,247
86,670	American Equity Investment Life Holding Co., Series A (c)	5.95%	(a)	2,023,745
34,602	American Equity Investment Life Holding Co., Series B (c)	6.63%	(a)	862,628
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	82,456
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	93,933
4,824	Arch Capital Group Ltd., Series E	5.25%	(a)	122,916
1,179	Arch Capital Group Ltd., Series F	5.45%	(a)	31,055
10,634	Aspen Insurance Holdings Ltd.	5.63%	(a)	266,913
49,315	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,249,642
19,047	Aspen Insurance Holdings Ltd. (c)	5.95%	(a)	503,603
84,031	Athene Holding Ltd., Series A (c)	6.35%	(a)	2,189,848
30,407	Athene Holding Ltd., Series C (c)	6.38%	(a)	796,359
13,139	Axis Capital Holdings Ltd., Series E	5.50%	(a)	336,358
69,176	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b)	3.58%	05/15/37	1,469,990
47,741	Enstar Group Ltd., Series D (c)	7.00%	(a)	1,280,891
831	Hanover Insurance Group (The), Inc.	6.35%	03/30/53	21,107
2,743	Hartford Financial Services Group (The), Inc., Series G	6.00%	(a)	77,901
12,108	National General Holdings Corp.	7.63%	09/15/55	309,844
7,162	National General Holdings Corp., Series B	7.50%	(a)	181,342
13,493	National General Holdings Corp., Series C	7.50%	(a)	350,413
404	PartnerRe Ltd., Series I	5.88%	(a)	10,298
10,700	Phoenix Cos. (The), Inc.	7.45%	01/15/32	153,144
20,081	Prudential Financial, Inc.	5.75%	12/15/52	523,311
26,909	Prudential Financial, Inc.	5.70%	03/15/53	698,019
1,040	Reinsurance Group of America, Inc. (c)	6.20%	09/15/42	28,028
2,267	Reinsurance Group of America, Inc. (c)	5.75%	06/15/56	62,116
15,286	W.R. Berkley Corp.	5.63%	04/30/53	387,194
10,893	W.R. Berkley Corp.	5.75%	06/01/56	286,813
95	W.R. Berkley Corp.	5.10%	12/30/59	2,433
				16,272,547

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Mortgage Real Estate Investment Trusts – 0.9%
25,000	AGNC Investment Corp., Series C (c)	7.00%	(a)	$588,250
30,561	AGNC Investment Corp., Series F (c)	6.13%	(a)	672,648
47,332	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	1,062,603
7,000	Annaly Capital Management, Inc., Series I (c)	6.75%	(a)	158,270
				2,481,771
	Multi-Utilities – 1.3%
31,907	Algonquin Power & Utilities Corp. (c)	6.88%	10/17/78	872,656
52,859	Algonquin Power & Utilities Corp., Series 19-A (c)	6.20%	07/01/79	1,430,365
971	CMS Energy Corp.	5.88%	10/15/78	26,479
1,921	CMS Energy Corp.	5.88%	03/01/79	52,981
2,033	Dominion Energy, Inc., Series A	5.25%	07/30/76	52,899
45,444	Integrys Holding, Inc. (c)	6.00%	08/01/73	1,166,791
7,053	Just Energy Group, Inc., Series A (c)	8.50%	(a)	7,053
				3,609,224
	Oil, Gas & Consumable Fuels – 1.2%
11,488	Enbridge, Inc., Series B (c)	6.38%	04/15/78	286,051
965	Energy Transfer Operating L.P., Series C (c)	7.38%	(a)	17,534
4,580	Energy Transfer Operating L.P., Series D (c)	7.63%	(a)	84,409
92,777	Energy Transfer Operating L.P., Series E (c)	7.60%	(a)	1,764,619
15,808	NuStar Energy L.P., Series A (c)	8.50%	(a)	303,988
39,987	NuStar Logistics, L.P., 3 Mo. LIBOR + 6.73% (b)	7.01%	01/15/43	805,338
				3,261,939
	Real Estate Management & Development – 0.7%
41,143	Brookfield Property Partners L.P., Series A	5.75%	(a)	740,574
10,209	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	204,690
51,671	Brookfield Property Partners L.P., Series A2	6.38%	(a)	1,007,068
				1,952,332
	Thrifts & Mortgage Finance – 0.3%
35,970	New York Community Bancorp, Inc., Series A (c)	6.38%	(a)	952,845
	Trading Companies & Distributors – 0.6%
48,196	Air Lease Corp., Series A (c)	6.15%	(a)	1,060,312
26,733	WESCO International, Inc., Series A (c)	10.63%	(a)	724,999
				1,785,311
	Total $25 Par Preferred Securities			59,755,915
	(Cost $59,796,365)
$100 PAR PREFERRED SECURITIES – 3.1%
	Banks – 2.9%
9,400	AgriBank FCB (c)	6.88%	(a)	996,400
32,500	CoBank ACB, Series F (c)	6.25%	(a)	3,363,750
27,000	CoBank ACB, Series G	6.13%	(a)	2,733,750
10,500	Farm Credit Bank of Texas (c) (e)	6.75%	(a)	1,113,000
				8,206,900
	Consumer Finance – 0.2%
16,942	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (b)	2.01%	(a)	525,880
	Total $100 Par Preferred Securities			8,732,780
	(Cost $8,920,554)

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES – 1.7%
	Banks – 1.5%
443	CoBank ACB, 3 Mo. LIBOR + 1.18% (b) (f)	1.45%	(a)	$274,660
3,052	Wells Fargo & Co., Series L	7.50%	(a)	4,124,778
				4,399,438
	Diversified Financial Services – 0.2%
500	Compeer Financial ACA (c) (e)	6.75%	(a)	510,000
	Total $1,000 Par Preferred Securities			4,909,438
	(Cost $4,899,145)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 71.9%
	Banks – 35.6%
$2,600,000	Australia & New Zealand Banking Group Ltd. (c) (e) (g)	6.75%	(a)	2,909,283
600,000	Australia & New Zealand Banking Group Ltd. (c) (g) (h)	6.75%	(a)	671,373
1,900,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (g)	6.50%	(a)	1,818,979
600,000	Banco Mercantil del Norte S.A. (c) (e) (g)	7.50%	(a)	572,436
1,000,000	Banco Mercantil del Norte S.A. (c) (e) (g)	7.63%	(a)	955,000
1,100,000	Banco Mercantil del Norte S.A. (c) (e) (g)	8.38%	(a)	1,112,980
2,600,000	Banco Santander S.A. (c) (g) (h)	7.50%	(a)	2,690,678
2,200,000	Bank of Nova Scotia (The) (c)	4.90%	(a)	2,265,692
4,800,000	Barclays PLC (c) (g) (h)	7.88%	(a)	4,939,584
5,050,000	Barclays PLC (c) (g)	8.00%	(a)	5,349,357
650,000	BBVA Bancomer S.A. (c) (e) (g)	5.88%	09/13/34	639,724
1,500,000	BNP Paribas S.A. (c) (e) (g)	6.63%	(a)	1,560,000
1,700,000	BNP Paribas S.A. (c) (e) (g)	7.38%	(a)	1,890,306
750,000	Citigroup, Inc. (c)	5.90%	(a)	786,094
300,000	Citigroup, Inc. (c)	5.95%	(a)	311,814
1,680,000	Citigroup, Inc., Series P (c)	5.95%	(a)	1,796,917
1,050,000	Citigroup, Inc., Series R (c)	6.13%	(a)	1,054,419
262,000	Citigroup, Inc., Series T (c)	6.25%	(a)	290,384
2,473,000	Citigroup, Inc., Series U (c)	5.00%	(a)	2,484,181
500,000	Citizens Financial Group, Inc., Series A, 3 Mo. LIBOR + 3.96% (b)	4.26%	(a)	455,103
1,500,000	Citizens Financial Group, Inc., Series F (c)	5.65%	(a)	1,593,750
2,500,000	CoBank ACB, Series I (c)	6.25%	(a)	2,575,000
700,000	Comerica, Inc. (c)	5.63%	(a)	749,210
2,600,000	Credit Agricole S.A. (c) (e) (g)	6.88%	(a)	2,744,807
3,600,000	Credit Agricole S.A. (c) (e) (g)	7.88%	(a)	3,964,176
3,485,000	Credit Agricole S.A. (c) (e) (g)	8.13%	(a)	4,076,547
1,500,000	Danske Bank A.S. (c) (g) (h)	6.13%	(a)	1,524,271
1,050,000	Danske Bank A.S. (c) (g) (h)	7.00%	(a)	1,108,930
600,000	Farm Credit Bank of Texas, Series 3 (c) (e)	6.20%	(a)	604,011
1,100,000	Farm Credit Bank of Texas, Series 4 (c) (e)	5.70%	(a)	1,159,923
1,400,000	Fifth Third Bancorp, Series L (c)	4.50%	(a)	1,428,000
2,444,000	HSBC Holdings PLC (c) (g)	6.38%	(a)	2,452,601
2,400,000	Huntington Bancshares, Inc., Series F (c)	5.63%	(a)	2,654,952
1,190,000	ING Groep N.V. (c) (g)	5.75%	(a)	1,220,244
1,400,000	ING Groep N.V. (c) (g)	6.50%	(a)	1,460,270
3,900,000	ING Groep N.V. (c) (g) (h)	6.88%	(a)	4,092,769
1,954,000	Intesa Sanpaolo S.p.A. (c) (e) (g)	7.70%	(a)	2,008,577
1,515,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (b)	3.62%	(a)	1,420,901
700,000	Lloyds Banking Group PLC (c) (g)	6.75%	(a)	723,335
3,400,000	Lloyds Banking Group PLC (c) (g)	7.50%	(a)	3,594,548
1,000,000	Lloyds Banking Group PLC (c) (g)	7.50%	(a)	1,062,955

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$500,000	Natwest Group PLC (c) (g)	6.00%	(a)	$526,250
1,600,000	Natwest Group PLC (c) (g)	8.00%	(a)	1,807,552
2,950,000	Natwest Group PLC (c) (g)	8.63%	(a)	3,088,679
2,800,000	Nordea Bank Abp (c) (e) (g)	6.63%	(a)	3,036,838
1,000,000	Regions Financial Corp., Series D (c)	5.75%	(a)	1,067,500
200,000	Skandinaviska Enskilda Banken AB (c) (g) (h)	5.63%	(a)	203,525
2,300,000	Societe Generale S.A. (c) (e) (g)	7.38%	(a)	2,355,430
1,350,000	Societe Generale S.A. (c) (e) (g)	7.88%	(a)	1,437,001
1,500,000	Standard Chartered PLC (c) (e) (g)	6.00%	(a)	1,523,535
500,000	Standard Chartered PLC (c) (e) (g)	7.75%	(a)	527,745
800,000	Swedbank AB (c) (g) (h)	6.00%	(a)	819,759
1,000,000	Truist Financial Corp., Series P (c)	4.95%	(a)	1,070,000
1,700,000	Truist Financial Corp., Series Q (c)	5.10%	(a)	1,848,750
3,100,000	UniCredit S.p.A. (c) (g) (h)	8.00%	(a)	3,241,825
750,000	UniCredit S.p.A. (c) (e)	5.46%	06/30/35	776,027
				100,104,497
	Capital Markets – 8.7%
1,568,000	Apollo Management Holdings L.P. (c) (e)	4.95%	01/14/50	1,453,028
1,300,000	Bank of New York Mellon (The) Corp., Series G (c)	4.70%	(a)	1,410,864
3,000,000	Charles Schwab (The) Corp., Series G (c)	5.38%	(a)	3,292,500
2,600,000	Credit Suisse Group AG (c) (e) (g)	6.38%	(a)	2,740,309
650,000	Credit Suisse Group AG (c) (e) (g)	7.25%	(a)	691,889
1,300,000	Credit Suisse Group AG (c) (e) (g)	7.50%	(a)	1,430,812
3,050,000	Credit Suisse Group AG (c) (e) (g)	7.50%	(a)	3,218,467
1,700,000	E*TRADE Financial Corp., Series A (c)	5.88%	(a)	1,856,323
1,000,000	Goldman Sachs Group (The), Inc., Series M, 3 Mo. LIBOR + 3.92% (b)	4.37%	(a)	982,353
3,200,000	Goldman Sachs Group (The), Inc., Series Q (c)	5.50%	(a)	3,433,856
200,000	Goldman Sachs Group (The), Inc., Series R (c)	4.95%	(a)	200,896
2,400,000	UBS Group AG (c) (g) (h)	6.88%	(a)	2,592,010
960,000	UBS Group AG (c) (e) (g)	7.00%	(a)	1,019,333
				24,322,640
	Diversified Financial Services – 0.8%
2,300,000	Voya Financial, Inc. (c)	5.65%	05/15/53	2,393,737
	Diversified Telecommunication Services – 0.9%
250,000	Koninklijke KPN N.V. (c) (e)	7.00%	03/28/73	273,939
1,950,000	Koninklijke KPN N.V. (c) (h)	7.00%	03/28/73	2,136,722
				2,410,661
	Electric Utilities – 4.6%
1,300,000	Duke Energy Corp. (c)	4.88%	(a)	1,343,996
7,490,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	8,338,205
2,861,000	Enel S.p.A. (c) (e)	8.75%	09/24/73	3,328,058
				13,010,259
	Energy Equipment & Services – 1.5%
300,000	Transcanada Trust (c)	5.63%	05/20/75	305,627
2,400,000	Transcanada Trust (c)	5.50%	09/15/79	2,512,716
1,200,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	1,292,643
				4,110,986
	Food Products – 3.2%
300,000	Dairy Farmers of America, Inc. (f)	7.13%	(a)	257,860

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Food Products (Continued)
$3,000,000	Land O’Lakes Capital Trust I (f)	7.45%	03/15/28	$3,345,000
1,400,000	Land O’Lakes, Inc. (e)	7.00%	(a)	1,258,033
1,200,000	Land O’Lakes, Inc. (e)	7.25%	(a)	1,109,154
3,000,000	Land O’Lakes, Inc. (e)	8.00%	(a)	2,970,000
				8,940,047
	Independent Power & Renewable Electricity Producers – 0.4%
1,100,000	AES Gener S.A. (c) (e)	6.35%	10/07/79	1,081,108
	Insurance – 8.2%
1,900,000	Asahi Mutual Life Insurance Co. (c) (h)	6.50%	(a)	2,048,620
600,000	Asahi Mutual Life Insurance Co. (c) (h)	7.25%	(a)	639,811
1,822,000	Assurant, Inc. (c)	7.00%	03/27/48	1,906,805
3,500,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	3,288,207
1,000,000	Fortegra Financial Corp. (c) (f)	8.50%	10/15/57	1,111,059
820,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (e)	2.52%	02/12/47	657,431
300,000	La Mondiale SAM (c) (h)	5.88%	01/26/47	329,927
623,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (b)	2.74%	05/17/66	437,187
2,700,000	Markel Corp. (c)	6.00%	(a)	2,845,125
200,000	MetLife, Inc.	6.40%	12/15/36	247,874
2,000,000	QBE Insurance Group Ltd. (c) (e)	5.88%	(a)	2,100,000
2,400,000	QBE Insurance Group Ltd. (c) (e)	7.50%	11/24/43	2,679,432
3,100,000	QBE Insurance Group Ltd. (c) (h)	6.75%	12/02/44	3,431,715
1,000,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (b)	2.98%	12/15/65	805,000
400,000	VIVAT N.V. (c) (h)	6.25%	(a)	402,000
				22,930,193
	Metals & Mining – 0.2%
465,000	BHP Billiton Finance USA Ltd. (c) (e)	6.75%	10/19/75	549,888
	Multi-Utilities – 0.9%
875,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(a)	870,012
735,000	NiSource, Inc. (c)	5.65%	(a)	716,985
1,000,000	Sempra Energy (c)	4.88%	(a)	1,037,800
				2,624,797
	Oil, Gas & Consumable Fuels – 4.8%
1,300,000	BP Capital Markets PLC (c)	4.88%	(a)	1,397,500
2,100,000	DCP Midstream Operating L.P. (c) (e)	5.85%	05/21/43	1,605,019
600,000	Enbridge, Inc. (c)	5.50%	07/15/77	566,173
1,600,000	Enbridge, Inc. (c)	6.25%	03/01/78	1,586,792
4,458,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	4,418,523
1,700,000	Enbridge, Inc., Series 20-A (c)	5.75%	07/15/80	1,736,291
1,786,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (b)	3.70%	11/01/66	898,805
500,000	Energy Transfer Operating L.P., Series G (c)	7.13%	(a)	416,250
1,100,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (b)	3.13%	06/01/67	821,915
				13,447,268
	Trading Companies & Distributors – 1.6%
6,010,000	AerCap Holdings N.V. (c)	5.88%	10/10/79	4,618,114
	Transportation Infrastructure – 0.5%
1,860,000	AerCap Global Aviation Trust (c) (e)	6.50%	06/15/45	1,486,605
	Total Capital Preferred Securities			202,030,800
	(Cost $201,135,391)

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.3%
	Aerospace & Defense – 0.2%
$460,000	Boeing (The) Co.	5.81%	05/01/50	$541,527
	Insurance – 0.1%
400,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	361,337
	Total Corporate Bonds and Notes			902,864
	(Cost $862,190)
FOREIGN CORPORATE BONDS AND NOTES – 0.2%
	Diversified Financial Services – 0.2%
400,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.50%	07/15/25	429,688
	(Cost $395,765)

Shares	Description	Value
RIGHTS – 0.0%
	Multi-Utilities – 0.0%
7,274	Just Energy Group, Inc., expiring 8/28/20 (i) (j) (k)	0
	(Cost $0)
	Total Investments – 98.5%	276,761,485
	(Cost $276,009,410) (l)
	Net Other Assets and Liabilities – 1.5%	4,082,237
	Net Assets – 100.0%	$280,843,722

(a)	Perpetual maturity.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund’s (the “Trust”) Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2020, securities noted as such amounted to $65,129,851 or 23.2% of net assets.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(g)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2020, securities noted as such amounted to $85,404,689 or 30.4% of net assets. Of these securities, 3.8% originated in emerging markets, and 96.2% originated in foreign markets.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(i)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2020, securities noted as such are valued at $0 or 0.0% of net assets.
(j)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	Non-income producing security.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,583,329 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,831,254. The net unrealized appreciation was $752,075.

LIBOR	London Interbank Offered Rate

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$ 16,272,547	$ 14,473,024	$ 1,799,523	$ —
Multi-Utilities	3,609,224	2,442,433	1,166,791	—
Other industry categories*	39,874,144	39,874,144	—	—
$100 Par Preferred Securities:
Banks	8,206,900	—	8,206,900	—
Consumer Finance	525,880	525,880	—	—
$1,000 Par Preferred Securities:
Banks	4,399,438	4,124,778	274,660	—
Diversified Financial Services	510,000	—	510,000	—
Capital Preferred Securities*	202,030,800	—	202,030,800	—
Corporate Bonds and Notes*	902,864	—	902,864	—
Foreign Corporate Bonds and Notes*	429,688	—	429,688	—
Rights*	—**	—	—**	—
Total Investments	$ 276,761,485	$ 61,440,259	$ 215,321,226	$—

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.

Restricted Securities
As of July 31, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
CoBank ACB, 1.45%	3/29/2018	443	$620.00	$300,133	$274,660	0.10%
Dairy Farmers of America, Inc., 7.13%	9/15/2016-10/4/2016	$300,000	85.95	310,125	257,860	0.09
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/2017	$1,000,000	111.11	1,000,000	1,111,059	0.40
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6/6/2014-3/20/2015	$3,000,000	111.50	3,062,858	3,345,000	1.19
				$4,673,116	$4,988,579	1.78%